SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION - (Schedule of Credit Facility) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Credit facility from bank Interest rate	U.S. Prime Plus 2.25%
Credit facility from bank: maturity	2024
Credit facility	$ 7,453